COMMITMENTS AND CONTINGENCIES - Additional Information (Details) $ in Thousands, R$ in Millions	1 Months Ended			6 Months Ended	12 Months Ended
	Oct. 31, 2018 BRL (R$)	Jan. 31, 2018 BRL (R$)	Jan. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of contingent liabilities [line items]
Judicial Deposit						$ 302		$ 389
Compensation to each defendant for collective nonpecuniary loss to Amapas citizens and Brazilians in general | R$					R$ 8.0
Collateral in the form of deposit to cover additional requirement of bond( as a percentage )					80.00%
Amount of additional bond requirement							$ 2,700
Increased portion of bond closure amount				$ 1,200
Total commitments of bond requirement						10,900
Fines and Sanctions [Member]
Disclosure of contingent liabilities [line items]
Reimbursement rights				1,500
Fines and sanctions which may be levied by OSINERGMIN [Member]
Disclosure of contingent liabilities [line items]
Reimbursement rights						1,300
Fines and sanctions to be levied by OEFA [Member]
Disclosure of contingent liabilities [line items]
Reimbursement rights						200
Certain civil lawsuits filed by individuals and former suppliers [Member]
Disclosure of contingent liabilities [line items]
Reimbursement rights						400
Various claims related to Brazil indirect taxes and labour matters [Member]
Disclosure of contingent liabilities [line items]
Other provisions						1,600
Escrow cash deposits						300		$ 400
Environmental damages [Member]
Disclosure of contingent liabilities [line items]
Interest and inflation to the State Environmental Fund		R$ 6.0	$ 1,100
Updated value of fine payable including interest and inflation					R$ 29.7	5,700
Cyanide Usage [Member]
Disclosure of contingent liabilities [line items]
Amount of fine payable excluding interest and inflation | R$	R$ 4.0
Cyanide Usage [Member] | Maximum
Disclosure of contingent liabilities [line items]
Period to stop usage of cyanide in production process	1 year
Nyrstar N. V. [Member]
Disclosure of contingent liabilities [line items]
Remediation bond agreement						6,500	7,000
Outstanding fines or sanctions settled				4,000
Remediation bond agreement						$ 6,500	$ 7,000
Nyrstar N. V. [Member] | Maximum
Disclosure of contingent liabilities [line items]
Outstanding fines or sanctions settled				$ 4,000